Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued interest	$ 6,996	$ 7,835	$ 3,261
Accrued personnel costs	72,995	54,065	41,237
Accrued professional fees	6,041	2,451	2,787
Accrued sales and use tax	18,590	12,651	18,041
Accrued self-insurance	13,136	14,107	13,912
Deferred revenue - gift cards and other	54,557	70,220	49,603
Income taxes payable	19,197	4,941	4,575
Interest rate swaps	5,746	6,129	5,184
Property taxes	49,679	16,919	50,066
Sales return allowance	5,000	5,500	5,500
Other	22,675	16,563	25,826
Accrued expenses and other current liabilities	$ 274,612	211,381	$ 219,992
New Academy Holding Company, LLC
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued interest		7,835		$ 3,574
Accrued personnel costs		54,065		36,955
Accrued sales and use tax		12,651		7,521
Accrued self-insurance		14,107		14,632
Deferred revenue - gift cards and other		70,220		67,527
Property taxes		16,919		16,941
Sales return allowance		5,500		5,800
Other		30,084		31,191
Accrued expenses and other current liabilities		$ 211,381		$ 184,141